Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2012	2011	2010
Transfers from trading assets to securities available for sale	$-	47	-
Transfers from loans to securities available for sale	921	2,822	3,476
Trading assets retained from securitizations of MHFS	85,108	61,599	19,815
Capitalization of MSRs from sale of MHFS	4,988	4,089	4,570
Transfers from MHFS to foreclosed assets	223	224	262
Transfers from loans to MHFS	7,584	6,305	230
Transfers from loans to LHFS	143	129	1,313
Transfers from loans to foreclosed assets	9,016	9,315	8,699
Changes in consolidations (deconsolidations) of variable interest entities:
Trading assets	-	-	155
Securities available for sale	(40)	7	(7,590)
Loans	(245)	(599)	26,117
Other assets	-	-	212
Short-term borrowings	-	-	5,127
Long-term debt	(293)	(628)	13,613
Accrued expenses and other liabilities	-	-	(32)
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	-	-	440
Transfer from noncontrolling interests to long-term debt	-	-	345
Consolidation of reverse mortgages previously sold:
Loans	-	5,483	-
Long-term debt	-	5,425	-